12. REVENUES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 844,495	$ 507,730	$ 3,720,467	$ 878,419	$ 1,412,042	$ 2,781,273
Product Sales [Member]
Revenues			3,706,103	874,819
Maintenance Fees [Member]
Revenues			3,789
Professional Services [Member]
Revenues			$ 10,575	$ 3,600